Distribution Date:	10/20/25	JPMBB Commercial Mortgage Securities Trust 2015-C28
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21	Trustee	Wilmington Trust, National Association
Modified Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644FAA9	1.445100%	35,258,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644FAB7	2.773300%	163,954,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46644FAC5	2.912400%	150,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46644FAD3	3.227400%	379,976,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46644FAE1	3.042000%	70,766,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46644FAH4	3.532300%	78,567,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.13%
B	46644FAJ0	3.986000%	70,218,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	16.98%
C	46644FAK7	4.282721%	54,168,000.00	9,447,707.88	230,797.22	33,718.25	0.00	0.00	264,515.47	9,216,910.66	92.16%	12.24%
D	46644FAX9	3.782721%	54,005,000.00	54,005,000.00	0.00	170,238.21	0.00	0.00	170,238.21	54,005,000.00	46.20%	7.51%
E	46644FAZ4	3.782721%	27,149,000.00	27,149,000.00	0.00	85,580.91	0.00	0.00	85,580.91	27,149,000.00	23.10%	5.14%
F*	46644FBB6	3.782721%	14,639,000.00	14,639,000.00	0.00	46,146.04	0.00	0.00	46,146.04	14,639,000.00	10.64%	3.86%
NR	46644FBD2	3.782721%	44,091,697.00	12,505,337.61	0.00	37,045.17	0.00	275.00	37,045.17	12,505,062.61	0.00%	0.00%
Z	46644FBH3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644FBF7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,142,791,699.00	117,746,045.49	230,797.22	372,728.58	0.00	275.00	603,525.80	117,514,973.27

X-A	46644FAF8	4.282721%	878,521,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	46644FAG6	4.282721%	70,218,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	46644FAM3	0.000000%	54,168,000.00	9,447,707.88	0.00	0.00	0.00	0.00	0.00	9,216,910.66
X-D	46644FAP6	0.500000%	54,005,000.00	54,005,000.00	0.00	22,502.08	0.00	0.00	22,502.08	54,005,000.00
X-E	46644FAR2	0.500000%	27,149,000.00	27,149,000.00	0.00	11,312.08	0.00	0.00	11,312.08	27,149,000.00
X-F	46644FAT8	0.500000%	14,639,000.00	14,639,000.00	0.00	6,099.58	0.00	0.00	6,099.58	14,639,000.00
X-NR	46644FAV3	0.500000%	44,091,697.00	12,505,337.61	0.00	5,210.56	0.00	0.00	5,210.56	12,505,062.61
Notional SubTotal			1,142,791,697.00	117,746,045.49	0.00	45,124.30	0.00	0.00	45,124.30	117,514,973.27

Deal Distribution Total					230,797.22	417,852.88	0.00	275.00	648,650.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to the

	Exchangeable Certificate Detail page.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644FAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644FAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46644FAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46644FAD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46644FAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46644FAH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	46644FAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	46644FAK7	174.41492911	4.26076687	0.62247545	0.00000000	0.00000000	0.00000000	0.00000000	4.88324232	170.15416224
D	46644FAX9	1,000.00000000	0.00000000	3.15226757	0.00000000	0.00000000	0.00000000	0.00000000	3.15226757	1,000.00000000
E	46644FAZ4	1,000.00000000	0.00000000	3.15226749	0.00000000	0.00000000	0.00000000	0.00000000	3.15226749	1,000.00000000
F	46644FBB6	1,000.00000000	0.00000000	3.15226723	0.00000000	0.00000000	0.00000000	0.00000000	3.15226723	1,000.00000000
NR	46644FBD2	283.62114550	0.00000000	0.84018472	0.05386502	73.67189609	0.00000000	0.00623700	0.84018472	283.61490849
Z	46644FBH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644FBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644FAF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	46644FAG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	46644FAM3	174.41492911	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	170.15416224
X-D	46644FAP6	1,000.00000000	0.00000000	0.41666660	0.00000000	0.00000000	0.00000000	0.00000000	0.41666660	1,000.00000000
X-E	46644FAR2	1,000.00000000	0.00000000	0.41666654	0.00000000	0.00000000	0.00000000	0.00000000	0.41666654	1,000.00000000
X-F	46644FAT8	1,000.00000000	0.00000000	0.41666644	0.00000000	0.00000000	0.00000000	0.00000000	0.41666644	1,000.00000000
X-NR	46644FAV3	283.62114550	0.00000000	0.11817554	0.00000000	0.00000000	0.00000000	0.00000000	0.11817554	283.61490849

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/25 - 09/30/25	30	0.00	22,502.08	0.00	22,502.08	0.00	0.00	0.00	22,502.08	0.00
X-E	09/01/25 - 09/30/25	30	0.00	11,312.08	0.00	11,312.08	0.00	0.00	0.00	11,312.08	0.00
X-F	09/01/25 - 09/30/25	30	0.00	6,099.58	0.00	6,099.58	0.00	0.00	0.00	6,099.58	0.00
X-NR	09/01/25 - 09/30/25	30	0.00	5,210.56	0.00	5,210.56	0.00	0.00	0.00	5,210.56	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	09/01/25 - 09/30/25	30	0.00	33,718.25	0.00	33,718.25	0.00	0.00	0.00	33,718.25	0.00
D	09/01/25 - 09/30/25	30	0.00	170,238.21	0.00	170,238.21	0.00	0.00	0.00	170,238.21	0.00
E	09/01/25 - 09/30/25	30	0.00	85,580.91	0.00	85,580.91	0.00	0.00	0.00	85,580.91	0.00
F	09/01/25 - 09/30/25	30	0.00	46,146.04	0.00	46,146.04	0.00	0.00	0.00	46,146.04	0.00
NR	09/01/25 - 09/30/25	30	3,245,943.92	39,420.17	0.00	39,420.17	2,375.00	0.00	0.00	37,045.17	3,248,318.92
Totals			3,245,943.92	420,227.88	0.00	420,227.88	2,375.00	0.00	0.00	417,852.88	3,248,318.92

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644FAH4	N/A	78,567,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644FAJ0	N/A	70,218,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644FAK7	4.282721%	54,168,000.00	9,447,707.88	230,797.22	33,718.25	0.00	0.00	264,515.47	9,216,910.66
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			202,953,000.03	9,447,707.88	230,797.22	33,718.25	0.00	0.00	264,515.47	9,216,910.66

Exchangeable Certificate Details
EC	46644FAL5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Up to the full certificate balance of the Class A-S, Class B and Class C certificates may be exchanged for Class EC certificates, and Class EC certificates may be exchanged for up to the full certificate balance of the Class A-S, Class B and Class C certificates.

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	648,650.10
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	421,738.52	Master Servicing Fee	897.36
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	162.86
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	49.06
ARD Interest	0.00	Senior Trust Advisor Fee	191.34
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	421,738.52	Total Fees	1,510.62

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,375.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(275.00)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	231,072.22	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	230,797.22	Total Expenses/Reimbursements	2,375.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	417,852.88
Excess Liquidation Proceeds	0.00	Principal Distribution	230,797.22
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	648,650.10
Total Funds Collected	652,535.74	Total Funds Distributed	652,535.72

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	117,746,045.49	117,746,045.49	Beginning Certificate Balance	117,746,045.49
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	230,797.22
(-) Unscheduled Principal Collections	231,072.22	231,072.22	(-) Realized Losses	275.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	275.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	275.00	275.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	117,514,973.27	117,514,973.27	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	117,746,045.52	117,746,045.52	Ending Certificate Balance	117,514,973.27
Ending Actual Collateral Balance	117,746,045.52	117,746,045.52

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.28%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	1	7,665,808.61	6.52%	(8)	4.4700	0.775300	1.35 or less	2	52,665,808.61	44.82%	(9)	4.3946	0.514951
10,000,000 to 19,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		3	109,849,164.66	93.48%	(9)	4.2863	1.205629	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.66 to 1.80	2	64,849,164.66	55.18%	(9)	4.2200	1.715679
	Totals	4	117,514,973.27	100.00%	(9)	4.2983	1.177558	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	4	117,514,973.27	100.00%	(9)	4.2983	1.177558
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	4,344,589.53	3.70%	(9)	4.2200	1.661100
							Lodging	1	7,665,808.28	6.52%	(8)	4.4700	0.775300
Arkansas	1	3,736,536.06	3.18%	(9)	4.2200	1.661100
							Office	1	45,000,000.00	38.29%	(9)	4.3818	0.470600
Indiana	1	7,665,808.28	6.52%	(8)	4.4700	0.775300
							Retail	16	64,849,164.66	55.18%	(9)	4.2200	1.715679
Kentucky	3	12,258,699.32	10.43%	(9)	4.2200	1.768600
							Totals	18	117,514,973.27	100.00%	(9)	4.2983	1.177558
Missouri	3	12,585,582.19	10.71%	(9)	4.2200	1.768600

New York	1	45,000,000.00	38.29%	(9)	4.3818	0.470600

Tennessee	4	16,290,907.98	13.86%	(9)	4.2200	1.661100

Wisconsin	4	15,632,849.59	13.30%	(9)	4.2200	1.716667

Totals	18	117,514,973.27	100.00%	(9)	4.2983	1.177558

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	3	109,849,164.66	93.48%	(9)	4.2863	1.205629	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	7,665,808.61	6.52%	(8)	4.4700	0.775300	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	4	117,514,973.27	100.00%	(9)	4.2983	1.177558
	Totals	4	117,514,973.27	100.00%	(9)	4.2983	1.177558	Totals	4	117,514,973.27	100.00%	(9)	4.2983	1.177558
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	4	117,514,973.27	100.00%	(9)	4.2983	1.177558	Interest Only	3	109,849,164.66	93.48%	(9)	4.2863	1.205629
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	7,665,808.61	6.52%	(8)	4.4700	0.775300
	Totals	4	117,514,973.27	100.00%	(9)	4.2983	1.177558	241 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
								300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	4	117,514,973.27	100.00%	(9)	4.2983	1.177558
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	4	117,514,973.27	100.00%	(9)	4.2983	1.177558	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	117,514,973.27	100.00%	(9)	4.2983	1.177558
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
6	303610006	OF	New York	NY	Actual/360	4.382%	164,317.88	0.00	0.00 N/A	01/01/25	--	45,000,000.00	45,000,000.00	10/01/25
9	303610009	RT	Various	Various	Actual/360	4.220%	116,198.12	117,172.99	0.00 01/01/25	01/01/30	--	33,042,120.38	32,924,947.39	10/01/25
10	303610010	RT	Various	Various	Actual/360	4.220%	112,667.38	113,899.23	0.00 01/01/25	01/01/30	--	32,038,116.50	31,924,217.27	10/01/25
26	883100357	LO	Indianapolis	IN	Actual/360	4.470%	28,555.14	0.00	0.00 N/A	02/06/25	02/06/27	7,665,808.61	7,665,808.61	10/06/25
Totals							421,738.52	231,072.22	0.00			117,746,045.49	117,514,973.27
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	8,593,655.00	4,093,661.00	07/01/24	06/30/25	04/11/25	5,806,451.61	0.00	0.00	0.00	0.00	0.00
9	2,628,832.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,358,799.00	2,386,622.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	857,035.00	544,716.00	04/01/24	03/31/25	07/11/25	1,289,591.82	14,756.95	0.00	0.00	0.00	0.00
Totals	14,438,321.00	7,024,999.00				7,096,043.43	14,756.95	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
9	303610009	117,172.99	Partial Liquidation (Curtailment)	0.00	0.00
10	303610010	113,899.23	Partial Liquidation (Curtailment)	0.00	0.00
Totals		231,072.22		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	231,072.22	0	0.00	4.298270%	4.170841%	(9)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,665,808.61	3	1,226,028.95	0	0.00	4.298116%	4.170900%	(8)
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	450,533.18	0	0.00	4.299420%	4.171276%	(7)
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	218,821.03	0	0.00	4.251600%	4.168205%	(5)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	227,136.64	0	0.00	4.251600%	4.168181%	(4)
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	218,582.30	0	0.00	4.251541%	4.168222%	(3)
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	550,070.27	0	0.00	4.257310%	4.176834%	(2)
03/17/25	0	0.00	2	66,417,944.39	0	0.00	0	0.00	0	0.00	0	0.00	2	1,116,873.61	0	0.00	4.247293%	4.179198%	(1)
02/18/25	2	67,534,818.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	4	165,573,338.89	4.279402%	4.262986%	1
01/17/25	0	0.00	0	0.00	1	19,760,710.42	0	0.00	1	19,760,710.42	0	0.00	0	0.00	3	30,708,263.36	4.038199%	4.014414%	2
12/17/24	0	0.00	0	0.00	1	19,806,634.74	0	0.00	1	19,806,634.74	0	0.00	0	0.00	0	0.00	4.074050%	4.052003%	3
11/18/24	0	0.00	0	0.00	1	19,854,892.17	0	0.00	1	19,854,892.17	0	0.00	0	0.00	1	3,550,641.30	4.081395%	4.059594%	4
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		45,000,000	45,000,000	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		7,665,809	7,665,809	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		64,849,165	64,849,165	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	117,514,973	117,514,973	0	0	0	0
Sep-25	117,746,045	72,746,045	45,000,000	0	0	0
Aug-25	118,972,074	65,302,871	0	45,000,000	8,669,203	0
Jul-25	192,869,274	184,178,489	0	0	8,690,785	0
Jun-25	192,869,274	139,155,912	0	0	53,713,363	0
May-25	193,232,636	139,497,860	0	0	53,734,776	0
Apr-25	205,750,835	184,839,390	0	0	20,911,446	0
Mar-25	257,614,155	175,217,776	0	66,417,944	15,978,435	0
Feb-25	365,040,368	243,702,686	67,534,818	0	53,802,865	0
Jan-25	569,284,420	504,523,709	0	0	45,000,000	19,760,710
Dec-24	664,696,150	644,889,516	0	0	0	19,806,635
Nov-24	681,679,824	661,824,932	0	0	0	19,854,892
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	303610006	45,000,000.00	45,000,000.00	250,000,000.00	12/01/14	4,093,661.00	0.47060	06/30/25	01/01/25	I/O
26	883100357	7,665,808.61	7,665,808.64	8,100,000.00	04/01/25	512,056.00	0.77530	03/31/25	02/06/25	231
Totals		52,665,808.61	52,665,808.64	258,100,000.00		4,605,717.00

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	303610006	OF	NY	01/03/25	1

Loan transferred on 1/8/25 for Maturity Default as Borrower failed to pay off the Loan at the Maturity of 1/1/25. Notice of Default was sent on 1/10/25. Collateral consists of a 22-story Class B office building ("Property") in Midtown Manhattan. Prop erty was built in 1919, renovated between 2011 and 2014, contains ~372K NRSF on a 0.44-acre site. Property reported YE2024 NOI of $8.59MM and occupancy of 61%. Local counsel has been retained to file for foreclosure and/or receivership, if necessary.Foreclosure was filed on 7/3/25. In exchange for acknowledging service and waiving jurisdictional defenses, Lender agreed to a 30-day extension for Borrower to respond to the foreclosure complaint. Borrower filed its response to the foreclosure comp laint on 9/19/25. Lender conditionally approved a Modification and is dual tracking the foreclosure process while working to document the Modification.

26	883100357	LO	IN	02/25/25	13

Loan Transferred to SS for maturity default on 2/27/2025. Prior to Maturity the Borrower attempted to pay off the Loan through refinance. The Borrower was unable to secure financing and therefore failed to pay off at Maturity. The Borrower engaged The Henley Group as 3rd party advisors who have executed a PNL. The Loan is currently being cash managed. Lender and Borrower closed on a Loan modification to allow the Borrower additional time to effectuate a repositioning of the asset and pay the Loan off. The first extended maturity date is 2/6/2028, however, the Loan can be extended to 2/6/2029. In conjunction with the extensions, Borrower agreed to principal paydowns in the amount of $500,000, in addition to other conditions. Loan is performi ng pursuant to the modification.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	303610002	0.00	4.17436%	0.00	4.17436%	9	11/21/22	11/01/22	--
14	303610014	22,614,634.48	4.52700%	22,614,634.48	4.52700%	10	08/04/20	06/01/20	09/11/20
26	883100357	9,827,636.34	4.47000%	9,827,636.34	4.47000%		08/05/20	07/06/20	11/12/20
26	883100357	0.00	4.47000%	0.00	4.47000%	10	11/12/20	07/06/20	08/05/20
26	883100357	0.00	4.47000%	0.00	4.47000%	10	08/05/25	07/06/20	11/12/20
30	303610030	0.00	5.25000%	0.00	5.25000%	8	05/21/21	05/05/20	--
39	883100365	6,351,260.76	4.69600%	6,351,260.76	4.69600%		08/28/20	10/06/20	11/12/20
Totals		38,793,531.58		38,793,531.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	695100449	10/18/24	17,804,287.00	9,100,000.00	6,361,198.24	1,872,918.85	6,361,198.24	4,488,279.39	13,316,007.61	0.00	0.00	13,316,007.61	47.55%
13	303610013	02/18/25	19,760,710.42	7,000,000.00	3,800,841.46	1,139,941.89	3,800,841.46	2,660,899.57	17,099,810.85	0.00	168,169.08	16,931,641.77	69.82%
30	303610030	02/18/25	6,726,132.10	5,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
32	883100346	10/18/24	7,159,587.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
59	303610059	11/18/24	1,793,750.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
67	303610067	09/15/23	1,364,491.59	566,160.00	700,636.64	569,307.01	569,307.01	0.00	1,364,491.59	(275.00)	25,505.66	1,338,985.93	83.68%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			54,608,959.24	21,966,160.00	10,862,676.34	3,582,167.75	10,731,346.71	7,149,178.96	31,780,310.05	(275.00)	193,674.74	31,586,635.31

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	695100449	10/18/24	0.00	0.00	13,316,007.61	0.00	0.00	13,316,007.61	0.00	0.00	13,316,007.61
13	303610013	07/17/25	0.00	0.00	16,931,641.77	0.00	0.00	(168,169.08)	0.00	0.00	16,931,641.77
		02/18/25	0.00	0.00	17,099,810.85	0.00	0.00	17,099,810.85	0.00	0.00
30	303610030	02/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	883100346	10/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	303610059	11/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
67	303610067	10/20/25	0.00	0.00	1,338,985.93	0.00	0.00	275.00	0.00	0.00	1,338,985.93
		07/17/25	0.00	0.00	1,338,710.93	0.00	0.00	(710.16)	0.00	0.00
		01/17/25	0.00	0.00	1,339,421.09	0.00	0.00	(967.63)	0.00	0.00
		06/17/24	0.00	0.00	1,340,388.72	0.00	0.00	333.75	0.00	0.00
		04/17/24	0.00	0.00	1,340,054.97	0.00	0.00	(24,436.62)	0.00	0.00
		09/15/23	0.00	0.00	1,364,491.59	0.00	0.00	1,364,491.59	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	275.00	0.00	0.00	275.00
Cumulative Totals			0.00	0.00	31,586,635.31	0.00	0.00	31,586,635.31	0.00	0.00	31,586,635.31

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	9,375.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	(7,000.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,375.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,375.00

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Supplemental Notes
None

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